Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 2		$ 2
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	(729)	209	(317)
Net of income tax (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(147)	(143)	(104)
Net of income tax (provision) recovery, unrealized gains (losses) on hedges of net foreign operations	(126)	186	(59)
Net of income tax (provision), net unrealized gains on fair value through OCI equity securities	(3)
Net of income tax (provision) recovery, net gains (losses) on remeasurement of pension and other employee future benefit plans	35	(5)	2
Net of income tax (provision) recovery, net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	163	(11)	139
Debt securities [member]
Statement [Line Items]
Net of income tax (provision) recovery, unrealized gains (losses) on fair value through OCI debt securities	$ (99)	$ 90	$ (48)